DISCONTINUED OPERATIONS (The Condensed Cash Flows Of Qufan) (Details) - Qufan [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Net cash provided by operating activities	¥ 839
Effect of foreign exchange on cash	¥ (998)